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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highlander Fund Management LLC (1)
Address:  411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number: 28-11583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Christopher G. Altschul and Robert S. Feidelson are the officers of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher G. Altschul
Title:  President and Chief Investment Officer
Phone:  203-863-5460

Signature, Place, and Date of Signing:

/s/ Christopher G. Altschul         Greenwich, CT               08/14/08
--------------------------- ---------------------------    -------------------
          (Name)                    (City, State)                (Date)

Report Type (Check only one:):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  19 Items
Form 13F Information Table Value Total:  $ 172,635.34 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
Column 1           Column 2    Column 3   Column 4     Column 5       Column 6  Column 7 Column 8
--------        -------------- --------- -----------   --------- --- ---------- -------- ---------
                                           MARKET      SHARES /                           VOTING
                   TITLE OF                VALUE         PRN     SH/ INVESTMENT  OTHER   AUTHORITY
NAME OF ISSUER      CLASS       CUSIP    (X $1,000)     AMOUNT   PRN DISCRETION MANAGERS   SOLE
--------------  -------------- --------- -----------   --------- --- ---------- -------- ---------
ABB LTD         SPONSORED ADR  000375204 $ 10,761.60     380,000 SH     SOLE      NONE     380,000
ALLEGHENY
  TECHNOLOGIES
  INC                COM       01741R102 $ 11,856.00     200,000 SH     SOLE      NONE     200,000
CHICAGO
  BRIDGE &
  IRON CO N V   NY REGISTRY SH 167250109 $  9,158.60     230,000 SH     SOLE      NONE     230,000
DEERE & CO           COM       244199105 $  8,403.15     116,500 SH     SOLE      NONE     116,500
EATON CORP           COM       278058102 $  8,879.37     104,500 SH     SOLE      NONE     104,500
EMERSON ELEC
  CO                 COM       291011104 $  7,417.50     150,000 SH     SOLE      NONE     150,000
FOSTER
  WHEELER LTD      SHS NEW     G36535139 $ 10,972.50     150,000 SH     SOLE      NONE     150,000
FREEPORT-
  MCMORAN
  COPPER & GO        COM       35671D857 $ 10,547.10      90,000 SH     SOLE      NONE      90,000
HERCULES
  OFFSHORE INC       COM       427093109 $ 10,265.40     270,000 SH     SOLE      NONE     270,000
ITT CORP NEW         COM       450911102 $  7,219.62     114,000 SH     SOLE      NONE     114,000
NUCOR CORP           COM       670346105 $ 10,453.80     140,000 SH     SOLE      NONE     140,000
POSCO           SPONSORED ADR  693483109 $ 11,031.30      85,000 SH     SOLE      NONE      85,000
ROCKWELL
  COLLINS INC        COM       774341101 $  5,755.20     120,000 SH     SOLE      NONE     120,000
SPX CORP             COM       784635104 $ 10,538.40      80,000 SH     SOLE      NONE      80,000
SCHLUMBERGER
  LTD                COM       806857108 $ 10,743.00     100,000 SH     SOLE      NONE     100,000
SIEMENS A G     SPONSORED ADR  826197501 $  1,166.50      10,592 SH     SOLE      NONE      10,592
SOUTHWESTERN
  ENERGY CO          COM       845467109 $  7,617.60     160,000 SH     SOLE      NONE     160,000
ULTRA
  PETROLEUM
  CORP               COM       903914109 $  8,887.10      90,500 SH     SOLE      NONE      90,500
XTO ENERGY
  INC                COM       98385X106 $ 10,961.60     160,000 SH     SOLE      NONE     160,000

                                         $172,635.34   2,751,092                         2,751,092